Revenues from Contracts with Customers - Summary of Disaggregation of Revenues from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 17,310.6	€ 18,976.7	€ 482.3
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	4,447.2	4,034.3	108.8
Goods and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	127.2	113.7	185.0
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	12,736.2	14,828.7	188.5
Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	17,194.6	18,874.0	303.5
Commercial revenues | COVID-19 vaccine revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	17,145.2	18,806.8	270.5
Commercial revenues | Sales to collaboration partners
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,224.3	970.9	61.4
Commercial revenues | Direct product sales to customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,184.7	3,007.2	20.6
Commercial revenues | Share of collaboration partners' gross profit and sales milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	12,736.2	14,828.7	188.5
Commercial revenues | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	49.4	67.2	33.0
Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 116.0	€ 102.7	€ 178.8